Condensed Consolidated Statements Of Comprehensive Income (Unaudited) (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Net unrealized holding losses on investment securities, unrealized gain related to debt securities with credit component realized in earnings, net of tax	¥ 356	¥ 508